SCOUT
MONEY MARKET
FUND


A no-load mutual fund
with primary emphasis
on maximum income
consistent with safety
of principal and
maintenance of liquidity.


Quarterly Report
March 31, 1997


TO THE SHAREHOLDERS

Scout Money Market Fund's Federal Portfolio earned 1.20% for the quarter ended March 31, 1997, while the Prime Portfolio earned 1.21%. The 7-day current yield on March 31, 1997 was 4.72% for the Federal Portfolio and 4.91% for the Prime Portfolio.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share.

For money market investors, the most significant event of the quarter was the decision by the Federal Reserve to raise the Federal Funds rate by 25 basis points to 5.50%. The market, as efficient as it sometimes is, had anticipated the increase, and by the day of the announcement, the increase was already included in short term yields. By quarter end, thirty-day commercial paper, which began the year yielding 5.25% was at or above 5.50%. In the wake of the Federal Reserve's action, the question now becomes, "Will there be another increase at the May meeting of the Federal Open Market Committee?" If economic data continues to support the case for a growing economy, we suspect the Fed will raise rates by another 25 basis points.

In mid-quarter, in anticipation of what we thought would be a rising rate environment, we began to shorten the average maturity of both the Federal and Prime portfolios. By the end of the first quarter, the Federal portfolio had an average maturity of 12 days; the Prime portfolio, 17 days. In view of the March 26, 1997 action by the Federal Reserve, the shorter average maturity of the portfolios will speed the process of reinvesting at higher yields. We remain aware of the possibility of another increase in the Fed Funds rate at the May 20, 1997 FOMC meeting. Unless the economic data confirms a slowing economy, we will continue to maintain a relatively short average life in both portfolios.

We appreciate your continued interest in Scout Money Market Fund, Inc., and we welcome your comments and questions.


Sincerely,


/s/William A. Faust
William A. Faust
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
March 31, 1997

        Principal                                                       Market
        Amount          Description                                     Value

PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 89.65%
$       6,000,000       Abbott Laboratories,
                        5.24%, due April 3, 1997                 $   5,998,253
       10,000,000       Air Products & Chemicals,
                        5.48%, due April 23, 1997                    9,966,511
       10,000,000       American Greetings Co.,
                        5.34%, due April 16, 1997                    9,977,750
        3,500,000       American Greetings Co.,
                        5.35%, due June 3, 1997                      3,467,231
       12,000,000       Ameritech Capital Funding Corp.,
                        5.28%, due April 17, 1997                   11,971,840
        3,000,000       Ameritech Corp.,
                        5.25%, due April 24, 1997                    2,989,938
	5,000,000	Anheuser-Busch Cos. Inc.,
                        6.25%, due April 1, 1997                     5,000,000
       17,500,000       Archer-Daniels-Midland Co.,
                        5.29%, due April 2, 1997                    17,497,428
	2,500,000	Atlantic Richfield Co.,
                        5.27%, due April 16, 1997                    2,494,510
	2,500,000	Atlantic Richfield Co.,
                        5.29%, due April 16, 1997                    2,494,490
	2,200,000	Bell Atlantic Network Fdg.,
                        5.60%, due April 2, 1997                     2,199,658
	4,500,000	BellSouth Telecommunications,
                        5.31%, due April 21, 1997                    4,486,725
       10,000,000       Donnelly R R & Sons,
                        5.55%, due April 14, 1997                    9,979,958
	7,500,000	Dow Chemical Co.,
                        5.25%, due April 1, 1997                     7,500,000
       12,500,000       Dow Chemical Co.,
                        5.25%, due April 3, 199                     12,496,354
       11,000,000       duPont (E.I.) deNemours & Co.,
                        5.27%, due April 17, 1997                   10,974,236
	4,600,000	duPont (E.I.) deNemours & Co.,
                        5.27%, due April 18,  1997                   4,588,552
       15,000,000       Duke Power Co.,
                        5.27%, due April 11, 1997                   14,978,042
       15,000,000       Emerson Electric Co.,
                        5.23%, due April 4, 1997                    14,993,463
       12,500,000       Gannett Co. Inc.,
                        5.28%, due April 7, 1997                    12,489,000
       12,230,000       General Mills Inc.,
                        5.26%, due April 4, 1997                    12,224,639
	7,500,000	General Re Corp.,
                        5.75%, due April 1,  1997                    7,500,000
	5,000,000	General Re Corp.,
                        5.28%, due April 28, 1997                    4,980,200
	4,000,000	General Re Corp.,
                        5.25%, due May 15, 1997                      3,974,333
       12,500,000       Heinz (H.J.) Co.,
                        5.25%, due April 10, 1997                   12,483,594
	4,000,000	Heinz (H.J.) Co.,
                        5.34%, due April 22, 1997                    3,987,540
	5,000,000	International Business Machines Corp.,
                        Medium Term Notes,
                        5.65%, due January 22, 1998                  4,996,107
        5,950,000       Kellogg Co.,
                        5.32%, due May 20, 1997                      5,906,915
       15,000,000       Knight Ridder Inc.,
                        5.29%, due April 23, 1997                   14,951,508
	5,000,000	Laclede Gas Co.,
                        5.35%, due April 7, 1997                     4,995,542
	5,000,000	Laclede Gas Co.,
                        5.29%, due April 9, 1997                     4,994,056
       12,500,000       Marsh & McLennan Cos. Inc.,
                        5.75%, due April 11, 1997                   12,480,035
       20,000,000       Minnesota Mining & Mfg. Co.,
                        5.25%, due April 21, 1997                   19,941,667
       10,000,000       Monsanto Co.,
                        5.65%, due April 2, 1997                     9,998,431
	2,500,000	Monsanto Co.,
                        5.45%, due April 3, 1997                     2,499,243
	7,500,000	Monsanto Co.,
                        5.34%, due June 2, 1997                      7,431,025
       20,000,000       Motorola Inc.,
                        5.36%, due April 25, 1997                   19,928,533
        5,300,000       Progress Capital Holdings Inc.,
                        5.30%, due April 2, 1997                     5,299,220
        5,000,000       Progress Capital Holdings Inc.,
                        5.70%, due April 2, 1997                     4,999,208
       15,000,000       Shell Oil Co. Ser A,
                        5.25%, due April 8, 1997                    14,984,688
        5,000,000       Weyerhauser Co.,
                        5.30%, due April 9, 1997                     4,994,111
        5,000,000       Weyerhauser Co.,
                        5.29%, due April 11, 1997                    4,992,653
        2,500,000       Weyerhauser Co.,
                        5.30%, due April 22, 1997                    2,492,271
        5,000,000       Wisconsin Electric Power Co.,
                        5.50%, due April 14, 1997                    4,990,069
        4,000,000       Xerox Corp.,
                        5.31%, due May 2, 1997                       3,981,710
      367,280,000                                                  366,551,237

GOVERNMENT SPONSORED ENTERPRISES - 11.27%
	2,500,000	Federal Farm Credit Bank,
                        5.25%, due April 1, 1997                     2,500,000
	6,450,000	Federal Farm Credit Banks
                        Discount Notes,
                        5.40%, due April 1, 1997                     6,450,000
       12,200,000       Federal Home Loan Banks
                        Discount Notes,
                        5.21%, due April 10, 1997                   12,184,110
       17,500,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.30%, due April 18, 1997                   17,456,201
	7,500,000	Federal National Mortgage Association
                        Discount Notes,
                        6.50%, due April 1, 1997                     7,500,000
       46,150,000                                                   46,090,311

TOTAL INVESTMENTS - 100.92%                                     $  412,641,548

Other assets less liabilities - (0.92%)                            (3,769,236)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        750,000,000 shares of $0.01 par value
	capital shares authorized;
        408,901,997 shares outstanding)                         $  408,872,312


Valuation of securities is on the basis of amortized cost, which approximates market value.


FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES - 100.15%
$      15,000,000       Federal Agriculture Mortgage Corporation
                        Discount Notes,
                        5.32%, due April 15, 1997               $   14,968,967
        5,000,000       Federal Farm Credit Banks,
                        5.25%, due April 1, 1997                     5,000,000
        4,000,000       Federal Farm Credit Banks,
                        5.28%, due June 2, 1997                      4,000,000
       10,200,000       Federal Farm Credit Banks
                        Discount Notes,
                        5.19%, due April 8, 1997                    10,189,706
        7,000,000       Federal Farm Credit Banks
                        Discount Notes,
                        5.49%, due April 25, 1997                    6,974,380
       11,700,000       Federal Home Loan Banks
                        Discount Note,
                        5.40%, due April 1, 1997                    11,700,000
       15,000,000       Federal Home Loan Banks
                        Discount Note,
                        6.45%, due April 1, 1997                    15,000,000
          940,000       Federal Home Loan Banks
                        Discount Notes,
                        5.45%, due April 3, 1997                       939,715
       12,500,000       Federal Home Loan Banks
                        Discount Notes,
                        5.21%, due April 4, 1997                    12,494,573
        8,300,000       Federal Home Loan Banks
                        Discount Notes,
                        5.21%, due April 10, 1997                    8,289,189
       20,000,000       Federal Home Loan Banks
                        Discount Notes,
                        5.35%, due April 17, 1997                   19,952,444
        7,100,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.24%, due April 4, 1997                     7,096,900
        7,090,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.50%, due April 17, 1997                    7,072,669
        2,800,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.23%, due April 18, 1997                    2,793,085
        7,500,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.35%, due April 18, 1997                    7,481,052
        2,080,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.25%, due April 21, 1997                    2,073,933
        2,500,000       Federal National Mortgage Association
                        Debenture,
                        5.43%, due June 19, 1997                     2,500,000
       50,000,000       Federal National Mortgage Association
                        Discount Notes,
                        6.50%, due April 1, 1997                    50,000,000
       15,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.46%, due April 3, 1997                    14,995,450
        4,170,000       Federal National Mortgage Association
                        Discount Notes,
                        5.20%, due April 7, 1997                     4,166,386
       12,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.23%, due April 7, 1997                    11,989,540
       12,500,000       Federal National Mortgage Association
                        Discount Notes,
                        5.21%, due April 9, 1997                    12,485,528
        7,500,000       Federal National Mortgage Association
                        Discount Notes,
                        5.30%, due April 9, 1997                     7,491,167
        2,860,000       Federal National Mortgage Association
                        Discount Notes,
                        5.20%, due April 10, 1997                    2,856,282
        6,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.22%, due April 10,1997                     5,992,170
       10,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.23%, due April 11, 1997                    9,985,472
       20,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.20%, due April 14, 1997                   19,962,445
        5,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.25%, due April 14, 1997                    4,990,521
       20,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.28%, due April 16, 1997                   19,956,000

GOVERNMENT SPONSORED ENTERPRISES (Continued)
        3,470,000       Federal National Mortgage Association
                        Discount Notes,
                        5.25%, due April 21, 1997                    3,459,879
        1,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.50%, due May 14, 1997                        993,431
        5,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.19%, due August 18, 1997                   4,899,804
      313,210,000                                                  312,750,688

TOTAL INVESTMENTS - 100.15%                                     $  312,750,688

Other assets less liabilities - (0.15%)                              (465,437)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        750,000,000 shares of $0.01 par value
	capital shares authorized;
        312,331,428 shares outstanding)                         $  312,285,251


Valuation of securities is on the basis of amortized cost, which approximates market value.


This report has been prepared for the information of the Shareholders of Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Elizabeth L. Allwood, Vice President
 Michael A. Brummel, Vice President
 Martin A. Cramer, Vice President & Secretary
 John G. Dyer, Vice President
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Geo. S. Olive & Co. LLC, Evansville, Indiana

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania

 John G. Dyer, Kansas City, Missouri

Custodian
 UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862